Information on market risk and fair value of financial assets and liabilities (telecom activities) - Liquidity position (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,394
Investments at fair value	4,500
Cash	2,668
Cash equivalents	3,178
Liquidity position	€ 16,741